UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

OMB APPROVAL
OMB Number: 3235-0582 Expires: March 31, 2012 Estimated average burden hours per response 9.6

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08110
SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)
527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK 10022
(Address of principal executive offices) (Zip Code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, NY 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 319-6670

Date of fiscal year end:	December 31, 2010

Date of reporting period:	July 2009 – June 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

The Fund is currently in dissolution.  Except as indicated below, the Fund did not hold any votable securities during the time frame covered by this filing.

Name of Security	Ticker	Cusip	Proposed by	Meeting Date	Date Voted or Date Posted	Description of Issue	Item #	Vote

Prime View International Co., LTD	8069.tw	non-U.S.	Issuer	18-Jun-10	18-Jun-10	To accept 2009 financial statements	1	For
						To accept the proposal for 2009 deficit compensation	2	For
						Amendment to the Company’s Article of Incorporation:	3	For
						i. change the Company's name to E Ink Holdings, Inc.
						ii. per custom's requirement, the operation of the Company
						will include F401010 International Trade Business
						iii. Amend Article 6 per government's requirement to
						promote the issue of securities in scriptless form
						iv. Amend Article 15: board meeting notice may be
						sent by email or facsimile.
						Proposal for removal of the non-competition obligation	4	For
						of board members
						To amend the Company's Regulations of Loaning of Funds	5	For
						and Making of Endorsements/Guarantees

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPECIAL SITUATIONS FUND III, L.P.

By (signature and Title)*	/s/Austin W. Marxe
       AUSTIN W. MARXE, MANAGING GENERAL PARTNER

Date:	August 19, 2010